UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Zevenbergen Growth Fund
Investor Class | ZVNBX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.30%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$136,652,640
Number of Holdings	36
Portfolio Turnover	9%
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024 as expressed as a percent of net assets)

Top 10 Issuers	(%)
Tesla, Inc.	9.9%
NVIDIA Corporation	8.3%
Shopify, Inc.	6.5%
Axon Enterprise, Inc.	6.5%
The Trade Desk, Inc.	6.0%
MercadoLibre, Inc.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.2%
ServiceNow, Inc.	4.1%
Netflix, Inc.	3.4%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 1	TSR-SAR-00777X702

Zevenbergen Growth Fund
Institutional Class | ZVNIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$136,652,640
Number of Holdings	36
Portfolio Turnover	9%
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024 as expressed as a percent of net assets)

Top 10 Issuers	(%)
Tesla, Inc.	9.9%
NVIDIA Corporation	8.3%
Shopify, Inc.	6.5%
Axon Enterprise, Inc.	6.5%
The Trade Desk, Inc.	6.0%
MercadoLibre, Inc.	5.8%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.2%
ServiceNow, Inc.	4.1%
Netflix, Inc.	3.4%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 1	TSR-SAR-00777X801

Zevenbergen Genea Fund
Investor Class | ZVGNX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.30%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$77,817,099
Number of Holdings	28
Portfolio Turnover	8%
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024 as expressed as a percent of net assets)

Top 10 Issuers	(%)
Tesla, Inc.	10.8%
NVIDIA Corporation	8.6%
The Trade Desk, Inc.	8.1%
Shopify, Inc.	8.0%
Axon Enterprise, Inc.	7.6%
MercadoLibre, Inc.	6.1%
Amazon.com, Inc.	4.9%
Netflix, Inc.	4.1%
Datadog, Inc.	3.6%
Uber Technologies, Inc.	3.5%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 1	TSR-SAR-00777X884

Zevenbergen Genea Fund
Institutional Class | ZVGIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2024, to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$77,817,099
Number of Holdings	28
Portfolio Turnover	8%
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024 as expressed as a percent of net assets)

Top 10 Issuers	(%)
Tesla, Inc.	10.8%
NVIDIA Corporation	8.6%
The Trade Desk, Inc.	8.1%
Shopify, Inc.	8.0%
Axon Enterprise, Inc.	7.6%
MercadoLibre, Inc.	6.1%
Amazon.com, Inc.	4.9%
Netflix, Inc.	4.1%
Datadog, Inc.	3.6%
Uber Technologies, Inc.	3.5%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 1	TSR-SAR-00777X876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)
ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)
Semi Annual Financial Statements
December 31, 2024

Zevenbergen Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 42.6%
Airbnb, Inc. - Class A(b)	17,500	$2,299,675
Amazon.com, Inc.(b)	31,425	6,894,331
e.l.f. Beauty, Inc.(a)	28,800	3,615,840
MercadoLibre, Inc.(a)	4,675	7,949,557
Netflix, Inc.(a)	5,150	4,590,298
On Holding AG, Class A - ADR(a)	42,500	2,327,725
Spotify Technology S.A. - ADR(a)	5,450	2,438,221
Tesla, Inc.(a)	33,650	13,589,215
The Trade Desk, Inc., Class A(a)	69,870	8,211,821
Uber Technologies, Inc.(a)	64,460	3,888,227
Wingstop Inc.	8,500	2,415,700
Total Consumer Discretionary		58,220,610
Financials — 1.0%
Ares Management Corporation - Class A	4,100	725,823
Clearwater Analytics Holdings, Inc. - Class A(a)	25,000	688,000
Total Financials		1,413,823
Health Care — 8.4%
DexCom, Inc.(a)	17,850	1,388,195
Exact Sciences Corporation(a)	68,200	3,832,158
Natera, Inc.(a)	20,300	3,213,490
Repligen Corporation(a)	6,000	863,640
Veeva Systems Inc., Class A(a)	10,050	2,113,013
Total Health Care		11,410,496
Industrials — 7.9%
Axon Enterprise, Inc.(a)	14,850	8,825,652
Quanta Services, Inc.	4,000	1,264,200
Symbotic Inc.(a)	27,400	649,654
Total Industrials		10,739,506
Real Estate — 2.0%
Zillow Group, Inc., Class C(a)	37,450	2,773,173
Total Real Estate		2,773,173
Technology — 36.9%
Advanced Micro Devices, Inc.(a)	27,050	3,267,370
Arm Holdings Plc - ADR(a)	10,600	1,307,616

Security	Shares	Value
Cadence Design Systems, Inc.(a)	6,600	$1,983,036
CrowdStrike Holdings, Inc., Class A(a)	10,350	3,541,356
HubSpot, Inc.(a)	2,100	1,463,217
Meta Platforms, Inc.	9,750	5,708,722
NVIDIA Corporation	84,750	11,381,077
Palo Alto Networks, Inc.(a)	13,900	2,529,244
Samsara Inc. - Class A(a)	15,500	677,195
ServiceNow, Inc.(a)	5,250	5,565,629
Shopify Inc., Class A - ADR(a)	83,950	8,926,404
Snowflake Inc., Class A(a)	10,900	1,683,069
Toast, Inc., Class A(a)	66,250	2,414,813
Total Technology		50,448,748
Total Common Stocks (Cost — $57,263,849)		135,006,356
Short-Term Investments — 1.7%
First American U.S. Treasury Money Market Fund - Class Z - 4.29%(b)	2,271,785	2,271,785
Total Short-Term Investments (Cost — $2,271,785)		2,271,785
Total Investments — 100.5% (Cost — $59,535,634)		137,278,141
Liabilities in Excess of Other Assets — (0.5)%		(625,501)
Total Net Assets — 100.0%		$136,652,640

ADR: American Depositary Receipt.
Plc: Public Limited Company
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Zevenbergen Genea Fund
Schedule of Investments
December 31, 2024 (Unaudited)

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 45.2%
Airbnb, Inc., Class A(a)	8,000	$1,051,280
Amazon.com, Inc.(a)	17,450	3,828,356
DraftKings, Inc., Class A(a)	45,050	1,675,860
MercadoLibre, Inc.(a)	2,790	4,744,228
Netflix, Inc.(a)	3,600	3,208,752
Rivian Automotive, Inc., Class A(a)	58,075	772,398
Spotify Technology S.A. - ADR(a)	5,560	2,487,433
Tesla, Inc.(a)	20,900	8,440,255
The Trade Desk, Inc., Class A(a)	53,310	6,265,524
Uber Technologies, Inc.(a)	45,000	2,714,400
Total Consumer Discretionary		35,188,486
Energy — 1.3%
First Solar, Inc.(a)	5,850	1,031,004
Total Energy		1,031,004
Industrials — 9.3%
Axon Enterprise, Inc.(a)	9,950	5,913,484
Bloom Energy Corp, Class A(a)	26,000	577,460
Symbotic Inc.(a)	30,650	726,712
Total Industrials		7,217,656
Real Estate — 3.4%
Zillow Group, Inc., Class C(a)	36,000	2,665,800
Total Real Estate		2,665,800
Technology — 39.5%
Advanced Micro Devices, Inc.(a)	10,750	1,298,493
Arm Holdings Plc - ADR(a)	11,000	1,356,960
Credo Technology Group Holding Ltd(a)	19,300	1,297,153
CrowdStrike Holdings, Inc., Class A(a)	6,350	2,172,716
Datadog, Inc., Class A(a)	19,450	2,779,210
MongoDB, Inc.(a)	7,950	1,850,840
NVIDIA Corporation	49,700	6,674,212
Pinterest, Inc. - Class A(a)	47,200	1,368,800
Samsara Inc. - Class A(a)	18,125	791,881
Shopify Inc., Class A - ADR(a)	58,400	6,209,672
Snowflake Inc., Class A(a)	16,200	2,501,442
Toast, Inc., Class A(a)	65,950	2,403,878
Total Technology		30,705,257
Total Common Stocks (Cost — $29,206,441)		76,808,203

Security	Shares	Value
Short-Term Investments — 1.5%
First American U.S. Treasury Money Market Fund - Class Z - 4.29%(b)	1,162,967	$1,162,967
Total Short-Term Investments (Cost — $1,162,967)		1,162,967
Total Investments — 100.2% (Cost — $30,369,408)		77,971,170
Liabilities in Excess of Other Assets — (0.2)%		(154,071)
Total Net Assets — 100.0%		$77,817,099

ADR: American Depositary Receipt.
Plc: Public Limited Company
(a)	Non-income producing security.
(b)	The rate reported is the annualized seven-day yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Zevenbergen Growth Fund
Statement of Assets and Liabilities
December 31, 2024 (Unaudited)

Assets
Investments in securities, at value (cost $59,535,634)	$137,278,141
Dividend and interest receivable	8,723
Receivable for fund shares sold	12,250
Prepaid expenses	19,197
Total Assets	137,318,311
Liabilities
Payable for fund shares redeemed	40,061
Payable to Advisor	396,133
Shareholder service fees	86,513
Distribution fees - Investor Class	10,927
Accrued other expenses and other liabilities	132,037
Total Liabilities	665,671
Net Assets	$136,652,640
Components of Net Assets
Paid-in capital	$71,959,660
Total distributable earnings	64,692,980
Net Assets	$136,652,640
Investor Class:
Net assets	$21,401,872
Shares outstanding (unlimited number of shares authorized, no par value)	565,672
Net Asset Value, Offering And Redemption Price Per Share*	$37.83
Institutional Class:
Net assets	$115,250,768
Shares outstanding (unlimited number of shares authorized, no par value)	2,967,989
Net Asset Value, Offering And Redemption Price Per Share*	$38.83

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

3

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2024 (Unaudited)

Assets
Investments in securities, at value (cost $30,369,408)	$77,971,170
Receivable for fund shares sold	36,471
Receivable for investments sold	612,547
Dividends and interest receivable	2,156
Prepaid expenses	10,961
Total Assets	78,633,305
Liabilities
Payable for fund shares redeemed	56,959
Payable for securities purchased	420,294
Payable to Advisor	154,780
Shareholder service fees	33,162
Distribution fees - Investor Class	21,832
Accrued other expenses and other liabilities	129,180
Total Liabilities	816,207
Net Assets	$77,817,098
Components of Net Assets
Paid-in capital	$58,744,326
Total distributable earnings	19,072,772
Net Assets	$77,817,098
Investor Class:
Net assets	$34,062,439
Shares outstanding (unlimited number of shares authorized, no par value)	692,053
Net Asset Value, Offering And Redemption Price Per Share*	$49.22
Institutional Class:
Net assets	$43,754,659
Shares outstanding (unlimited number of shares authorized, no par value)	866,727
Net Asset Value, Offering And Redemption Price Per Share*	$50.48

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

4

Zevenbergen Growth Fund
Statement of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign tax of $906)	$19,334
Interest income	25,339
Total Investment Income	44,673
Expenses
Advisory fees (Note 3)	502,525
Shareholder servicing fees (Note 6)	66,862
Administration fees (Note 3)	58,035
Transfer agent fees and expenses (Note 3)	34,794
Distribution fees - Investor Class	20,234
Registration fees	20,016
Legal fees	11,841
Audit fees	10,575
Trustees’ fees	7,130
Insurance fees	6,142
Custody fees (Note 3)	5,463
Compliance fees (Note 3)	4,299
Shareholder reporting fees	3,781
Miscellaneous expenses	3,529
Total Expenses	755,226
Expenses waived by the Advisor (Note 3)	(102,790)
Net Expenses	652,436
Net Investment Loss	(607,763)
Realized and Unrealized Gain on Investments
Net realized gain on investments	2,348,605
Change in unrealized appreciation on investments	18,317,725
Net Realized and Unrealized Gain on Investments	20,666,330
Net Increase in Net Assets from Operations	$20,058,567

The accompanying notes are an integral part of these financial statements.

5

Zevenbergen Genea Fund
Statement of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign tax of $1,811)	$5,085
Interest income	9,473
Total Investment Income	14,558
Expenses
Advisory fees (Note 3)	293,927
Administration fees (Note 3)	49,495
Shareholder servicing fees (Note 6)	44,937
Distribution fees - Investor Class	40,982
Transfer agent fees and expenses (Note 3)	34,106
Registration fees	28,981
Custody fees (Note 3)	12,568
Legal fees	11,641
Audit fees	10,575
Trustees’ fees	6,831
Insurance fees	6,130
Shareholder reporting fees	5,697
Compliance fees (Note 3)	5,432
Miscellaneous expenses	3,529
Total Expenses	554,831
Expenses waived by the Advisor (Note 3)	(138,242)
Net Expenses	416,589
Net Investment Loss	(402,031)
Realized and Unrealized Gain on Investments
Net realized gain on investments	7,803,767
Change in unrealized appreciation on investments	8,089,782
Net Realized and Unrealized Gain on Investments	15,893,549
Net Increase in Net Assets from Operations	$15,491,518

The accompanying notes are an integral part of these financial statements.

6

Zevenbergen Growth Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
Operations
Net investment loss	$(607,763)	$(1,082,613)
Net realized gain on investments	2,348,605	3,373,282
Net change in unrealized appreciation on investments	18,317,725	22,518,064
Net Increase in Net Assets from Operations	20,058,567	24,808,733
Capital Transactions
Proceeds from shares sold
Investor Class	6,510,935	1,031,988
Institutional Class	5,477,134	10,100,036
Cost of shares redeemed
Investor Class	(1,623,416)	(3,866,682)
Institutional Class	(11,300,730)	(22,339,318)
Redemption fees
Investor Class	520	344
Institutional Class	3,657	2,350
Net Decrease in Net Assets from Capital Shares Transactions	(931,900)	(15,071,282)
Total Increase in Net Assets	19,126,667	9,737,451
Net Assets
Beginning of Period	117,525,973	107,788,522
End of Period	$ 136,652,640	$117,525,973
Capital Shares Transactions
Investor Class
Shares sold	178,999	38,094
Shares redeemed	(46,734)	(136,898)
Net Increase (Decrease) in Shares Outstanding	132,265	(98,804)
Institutional Class
Shares sold	144,674	364,228
Shares redeemed	(314,149)	(775,946)
Net Decrease in Shares Outstanding	(169,475)	(411,718)

The accompanying notes are an integral part of these financial statements.

7

Zevenbergen Genea Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Uaudited)	For the Year Ended June 30, 2024
Operations
Net investment loss	$(402,031)	$(890,382)
Net realized gain on investments	7,803,767	8,948,582
Net change in unrealized appreciation on investments	8,089,782	6,976,014
Net Increase in Net Assets from Operations	15,491,518	15,034,214
Capital Transactions
Proceeds from shares sold
Investor Class	1,072,701	9,964,905
Institutional Class	965,834	3,758,752
Cost of shares redeemed
Investor Class	(6,114,759)	(25,667,096)
Institutional Class	(4,061,371)	(13,043,532)
Redemption fees
Investor Class	708	9,502
Institutional Class	894	9,487
Net Decrease in Net Assets from Capital Share Transactions	(8,135,993)	(24,967,982)
Total Increase (Decrease) in Net Assets	7,355,525	(9,933,768)
Net Assets
Beginning of Period	70,461,573	80,395,341
End of Period	$77,817,098	$70,461,573
Capital Shares Transactions
Investor Class
Shares sold	22,063	281,882
Shares redeemed	(139,683)	(699,968)
Net Decrease in Shares Outstanding	(117,620)	(418,086)
Institutional Class
Shares sold	21,300	106,120
Shares redeemed	(89,713)	(342,855)
Net Decrease in Shares Outstanding	(68,413)	(236,735)

The accompanying notes are an integral part of these financial statements.

8

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.21	$25.92	$18.11	$42.74	$29.05	$19.00
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.22)	(0.35)	0.26)	(0.46)	(0.49)	(0.27)
Net realized and unrealized gain (loss) on investments	5.84	6.64	8.07	(23.44)	14.16	10.30
Total from Investment Operations	5.62	6.29	7.81	(23.90)	13.67	10.03
Less Distributions
From net realized gain on investments	—	—	—	(0.74)	(0.03)	—
Redemption fee proceeds	—*	—*	—*	0.01	0.05	0.02
Net asset value, end of period	$37.83	$32.21	$25.92	$18.11	$42.74	$29.05
Total Return	17.45%(2)	24.27%	43.13%	(56.79)%	47.22%	52.89%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$21,402	$13,960	$13,795	$11,268	$40,472	$18,492
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.46%(3)	1.52%	1.55%	1.55%	1.52%	2.14%
After fees waived and reimbursed by the Advisor	1.30%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.38)%(3)	(1.47)%	(1.50)%	(1.54)%	(1.47)%	(2.12)%
After fees waived and reimbursed by the Advisor	(1.22)%(3)	(1.25)%	(1.25)%	(1.29)%	(1.25)%	(1.28)%
Portfolio turnover rate(4)	9.04%(2)	13.62%	21.85%	55.60%	43.12%	38.74%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

9

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.01	$26.48	$18.45	$43.39	$29.40	$19.18
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.17)	(0.27)	(0.20)	(0.34)	(0.37)	(0.20)
Net realized and unrealized gain (loss) on investments	5.99	6.80	8.23	(23.87)	14.34	10.40
Total from Investment Operations	5.82	6.53	8.03	(24.21)	13.97	10.20
Less Distributions:
From net realized gain on investments	—	—	—	(0.74)	(0.03)	—
Redemption fee proceeds	—*	— *	—*	0.01	0.05	0.02
Net asset value, end of period	$38.83	$33.01	$26.48	$18.45	$43.39	$29.40
Total Return	17.63%(2)	24.66%	43.52%	(56.66)%	47.68%	53.28%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$115,251	$103,566	$93,994	$56,880	$81,953	$37,302
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.16%(3)	1.22%	1.25%	1.25%	1.22%	1.90%
After fees waived and reimbursed by the Advisor	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.09)%(3)	(1.17)%	(1.19)%	(1.24)%	(1.17)%	(1.88)%
After fees waived and reimbursed by the Advisor	(0.93)%(3)	(0.95)%	(0.95)%	(0.99)%	(0.95)%	(0.98)%
Portfolio turnover rate(4)	9.04%(2)	13.62%	21.85%	55.60%	43.12%	38.74%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

10

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$39.87	$33.16	$23.34	$56.40	$33.34	$23.12
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.28)	(0.44)	(0.34)	(0.61)	(0.69)	(0.32)
Net realized and unrealized gain (loss) on investments	9.62	7.14	10.15	(32.46)	23.65	10.53
Total from Investment Operations	9.34	6.70	9.81	(33.07)	22.96	10.21
Redemption fee proceeds	0.00	0.01	0.01	0.01	0.10	0.01
Net asset value, end of period	$49.21	$39.87	$33.16	$23.34	$56.40	$33.34
Total Return	23.45%(2)	20.24%	42.07%	(58.62)%	69.17%	44.20%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$34,062	$32,280	$40,716	$32,528	$120,716	$32,763
Ratios of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.68%(3)	1.62%	1.66%	1.49%	1.48%	1.98%
After fees waived and reimbursed by the Advisor	1.30%(3)	1.30%	1.30%	1.30%	1.37%	1.40%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.64)%(3)	(1.57)%	(1.63)%	(1.49)%	(1.47)%	(1.96)%
After fees waived and reimbursed by the Advisor	(1.26)%(3)	(1.25)%	(1.27)%	(1.30)%	(1.36)%	(1.38)%
Portfolio turnover rate(4)	7.78%(2)	18.83%	19.89%	17.80%	32.40%	61.63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.83	$33.86	$23.76	$57.24	$33.74	$23.33
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.22)	(0.34)	(0.26)	(0.47)	(0.54)	(0.25)
Net realized and unrealized gain (loss) on investments	9.87	7.30	10.35	(33.02)	23.94	10.65
Total from Investment Operations	9.65	6.96	10.09	(33.49)	23.40	10.40
Redemption fee proceeds	0.00	0.01	0.01	0.01	0.10	0.01
Net asset value, end of period	$50.48	$40.83	$33.86	$23.76	$57.24	$33.74
Total Return	23.63%(2)	20.58%	42.51%	(58.49)%	69.65%	44.62%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$43,755	$38,181	$39,679	$38,181	$107,182	$25,179
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor	1.38%(3)	1.32%	1.36%	1.20%	1.18%	1.70%
After fees waived and reimbursed by the Advisor	1.00%(3)	1.00%	1.00%	1.00%	1.07%	1.10%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor	(1.34)%(3)	(1.27)%	(1.33)%	(1.20)%	(1.17)%	(1.68)%
After fees waived and reimbursed by the Advisor	(0.96)%(3)	(0.95)%	(0.97)%	(1.00)%	(1.06)%	(1.08)%
Portfolio turnover rate(4)	7.78%(2)	18.83%	19.89%	17.80%	32.40%	61.63%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2024 (Unaudited)
Note 1 – Organization
Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.
Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
The Funds are the successor to the Zevenbergen Growth Fund and Zevenbergen Genea Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds do not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
(a) Securities Valuation. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:
•
Level 1 —
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

13

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
•	Level 3 — Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair valuation determinations to the Advisor, as the Funds’ valuation designee in accordance with Rule 2a-5 of the 1940 Act.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2024:
Growth Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$135,006,356	$—	$—	$135,006,356
Short-Term Investments	2,271,785	—	—	2,271,785
Total Investments	$ 137,278,141	$ —	$ —	$137,278,141

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$76,808,203	$—	$—	$76,808,203
Short-Term Investments	1,162,967	—	—	1,162,967
Total Investments	$ 77,971,170	$ —	$ —	$77,971,170

Please refer to the Schedule of Investments for further classification.
(b) Concentration and Sector Risks. To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of December 31, 2024, over 25% of each Fund’s assets were invested in securities of both the consumer discretionary and technology sectors. Some relevant risks related to the sectors are described below:
Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.
Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.
(c) Security Transactions, Investment Income and Distributions. The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the

14

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
(d) Federal Income Taxes. The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.
The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund's payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
At December 31, 2024, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year Waived/Reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2022	104,511	179,237	June 30, 2025
FYE June 30, 2023	218,943	252,257	June 30, 2026
FYE June 30, 2024	245,553	257,990	June 30, 2027
FYE June 30, 2025	102,790	138,242	December 31, 2027
	$671,797	$824,726

15

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the six months ended December 31, 2024, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$58,035	$49,495
Custody	5,463	12,568
Transfer Agency	34,794	34,106
Compliance	4,299	5,432

At December 31, 2024, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$48,584	$40,250
Custody	1,847	6,206
Transfer Agency	30,397	31,333
Compliance	5,633	4,048

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statements of Assets and Liabilities.
The Independent Trustees (the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act) were paid $13,961 for their services to the Funds during the six months ended December 31, 2024. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2024, were as follows:

Growth Fund
Purchases	$11,111,866
Sales	$14,100,553
Genea Fund
Purchases	$5,616,711
Sales	$14,789,275

16

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
Note 5 – Federal Income Tax Information
At June 30, 2024, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$58,061,522	$31,236,862
Gross unrealized appreciation	62,974,375	43,135,087
Gross unrealized depreciation	(3,696,635)	(3,716,478)
Net unrealized appreciation on investments	59,277,740	39,418,609
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—
Capital loss carryforwards	(14,643,326)	(35,837,356)
Other book/tax temporary differences	—	—
Total accumulated gains/losses	$44,634,414	$3,581,253

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2024, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$649,099	$(649,099)
Genea Fund	$566,335	$(566,335)

The Funds paid no distributions for the six months ended December 31, 2024 or the year ended June 30, 2024.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2024, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$497,777	$ —
Genea Fund	$324,047	$ —

17

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
At June 30, 2024, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$14,145,549	$—	$14,145,549
Genea Fund	$17,970,807	$ 17,542,502	$35,513,309

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan under which the Funds may pay a fee of up to the following amounts of the average daily net assets:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the six months ended December 31, 2024, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$12,140	$54,722
Genea Fund	$24,589	$20,348

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended December 31, 2024, distribution fees incurred are disclosed on the Statement of Operations.
Note 8 – Indemnifications
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9 – Redemption Fees
Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

18

Zevenbergen Funds
Notes to the Financial Statements(Cont’d)
December 31, 2024 (Unaudited)
Note 10 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds create presumption of control of the funds under 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab & Co., Inc. held approximately 56.59% and Pershing LLC held approximately 39.05%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 78.87%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.
Note 11 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Note 12 – Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

19

Zevenbergen Funds
Additional Information
December 31, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The Funds also make this schedule of portfolio holdings available on the Funds’ website within sixty days of each quarter end noted at www.zci.com/funds/.
Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Advisor”) for Zevenbergen Growth Fund and Zevenbergen Genea Fund (each, a “Fund” and collectively, the “Funds”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and each Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Funds. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
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In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s

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Zevenbergen Funds
Additional Information(Cont’d)
December 31, 2024 (Unaudited)
resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss each Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
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In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark indexes.

Zevenbergen Growth Fund
The Board considered that the Fund underperformed the Russell 3000 Growth Index for the one-, three- and five-year periods ended June 30, 2024. The Board also considered that the Fund outperformed its peer groups for the one- and five-year periods ended September 30, 2024, but underperformed for the three-year period ended September 30, 2024.
Zevenbergen Genea Fund
The Board considered that the Fund underperformed the Russell 3000 Growth Index for the one-, three- and five-year periods ended June 30, 2024. The Board also considered that the Fund outperformed its peer groups for the five-year period ended September 30, 2024, but underperformed for the one- and three-year periods ended September 30, 2024.
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The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by each Fund, including a comparison of the fee to fees payable by its peer groups, (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce each Fund’s expenses, the Advisor had agreed to maintain contractual annual expense limitations for each Fund’s share classes.

Zevenbergen Growth Fund
The Trustees noted that the advisory fee was slightly above the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was the same as the focused peer group average, above the larger peer group average, and in the second quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
Zevenbergen Genea Fund
The Trustees noted that the advisory fee was slightly above the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was lower than the focused peer group average, above the larger peer group average, and in the second quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

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Zevenbergen Funds
Additional Information(Cont’d)
December 31, 2024 (Unaudited)
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In considering whether economies of scale have been achieved, the Trustees reviewed each Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of each Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

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The Trustees considered the profitability of the Advisor from managing each Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Funds. The Trustees concluded that the Advisor’s profits from managing each Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support each Fund.

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Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See financial statements.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/10/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/10/2025